Capital Disclosures	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital Disclosures	CAPITAL DISCLOSURES:
Our main objectives in managing our capital resources are to ensure liquidity and to have funds available for working capital or other investments we determine are required to grow our business. Our capital resources consist of cash provided by operating activities, access to the Revolver, uncommitted intraday and overnight bank overdraft facilities, an uncommitted A/R sales program and SFPs, and our ability to issue debt or equity securities.
We regularly review our borrowing capacity and make adjustments, as permitted, for changes in economic conditions and changes in our requirements. See note 11 for a discussion of the terms of the Credit Facility, and amounts outstanding thereunder at December 31, 2021. We had $579.0 available as of December 31, 2021 under the Revolver for future borrowings. As of December 31, 2021, we also had access (in each case on an uncommitted basis) to $198.5 in intraday and overnight bank overdraft facilities, our $300.0 A/R sales program and the SFPs to provide short-term liquidity. At December 31, 2021, we sold $45.8 of A/R under our A/R sales program and $98.0 under the SFPs (see note 4). The timing and the amounts we borrow and repay under these facilities can vary significantly from month-to-month depending on our working capital and other cash requirements.

We have repurchased and canceled SVS under NCIBs in recent years. In addition, we purchase SVS from time-to-time in the open market through a broker to satisfy delivery obligations under our SBC plans. See note 12 for details. We have not distributed, nor do we have any current plan to distribute, any dividends to our shareholders.
Our strategy on capital risk management has not changed significantly since the end of 2020. Other than the restrictive and financial covenants associated with our Credit Facility described in note 11, we are not subject to any contractual or regulatory capital requirements. While some of our international operations are subject to government restrictions on the flow of capital into and out of their jurisdictions, these restrictions have not had a material impact on our operations or cash flows.